Overview and Summary of Significant Accounting Policies - Goodwill and Intangible Assets (FY) (Details)	Jun. 30, 2025	Dec. 31, 2024
Acquired technologies
Estimated Useful Lives for Class of Intangible Assets [Abstract]
Estimated useful lives for intangible assets	5 years	3 years
Customer relationships
Estimated Useful Lives for Class of Intangible Assets [Abstract]
Estimated useful lives for intangible assets		13 years
Trade names
Estimated Useful Lives for Class of Intangible Assets [Abstract]
Estimated useful lives for intangible assets		5 years